Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information
Reporting Information by Segment
	Drybulk Segment			Drilling Segment			Tanker Segment			TOTAL

	2011	2012	2013	2011	2012	2013	2011	2012	2013	2011	2012	2013

Revenues	$ 365,361	$ 227,141	$ 191,024	$ 699,649	$ 941,903	$ 1,180,250	$ 12,652	$ 41,095	$ 120,740	$ 1,077,662	$ 1,210,139	$ 1,492,014

Vessels and rigs/ drillships operating expenses	81,947	69,640	78,594	281,833	563,583	504,957	9,342	16,499	26,214	373,122	649,722	609,765
Depreciation and amortization	103,436	94,716	96,624	164,632	225,650	236,689	6,213	15,092	24,059	274,281	335,458	357,372
(Gain)/loss on sale of assets	2,603	1,046	-	754	133	-	-	-	-	3,357	1,179	-
Impairment charge	144,688	-	43,490	-	-	-	-	-	-	144,688	-	43,490
General and administrative expenses	70,974	52,576	44,819	46,718	83,647	126,868	5,555	9,712	13,035	123,247	145,935	184,722
Gain/(loss) on interest rate swaps	(35,488)	(13,229)	(1,226)	(33,455)	(36,974)	8,616	-	(3,870)	983	(68,943)	(54,073)	8,373
Gain/(loss) on FFA's	(4,724)	(13,934)	(31,362)	-	-	-	4,724	13,934	31,362	-	-	-
Income taxes	-	-	-	(27,428)	(43,957)	(44,591)	-	-	-	(27,428)	(43,957)	(44,591)
Net income/(loss)	(144,314)	(115,423)	(265,399)	97,463	(129,396)	64,287	(435)	(43,774)	3,084	(47,286)	(288,593)	(198,028)
Net income/(loss) attributable to Dryships Inc.	(144,314)	(115,423)	(265,399)	74,621	(87,581)	39,222	(435)	(43,774)	3,084	(70,128)	(246,778)	(223,093)
Interest and finance costs	(90,447)	(95,545)	(102,656)	(59,487)	(112,316)	(218,384)	3,761	(2,267)	(11,089)	(146,173)	(210,128)	(332,129)
Interest income	6,733	3,645	2,900	9,810	553	9,595	32	5	3	16,575	4,203	12,498
Change in fair value of derivatives (gain)/loss	(23,041)	(41,801)	(42,125)	(15,114)	(16,063)	(44,383)	-	3,358	(2,351)	(38,155)	(54,506)	(88,859)

Total assets	$ 2,124,848	$ 2,020,180	$ 1,777,176	$ 6,066,646	$ 6,278,860	$ 7,674,674	$ 430,195	$ 579,451	$ 671,842	$ 8,621,689	$ 8,878,491	$ 10,123,692

Revenue per country
	For the years ended December 31,
Country	2011	2012	2013
Ghana	$230,018	$175,595	$-
Turkey	50,183	-	-
Norway	-	-	157,740
Brazil	(617)	233,569	353,397
Greenland	253,125	136	-
Ivory Coast	89,686	-	86,486
Tanzania	78,424	196,415	72,083
Angola	-	79,884	227,603
Namibia	-	33,212	-
Falkland	-	166,795	-
Equatorial Guinea	-	56,297	-
Gabon/ West Africa	-	-	81,104
Liberia	-	-	55,601
Ireland	-	-	104,014
Sierra Leone	-	-	37,272
Other	-	-	4,950
Total leasing and service revenues	$700,819	$941,903	$1,180,250